Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock (in shares)	80,000,000	80,000,000
Common stock, shares issued (in shares)	46,810,676	45,391,397
Common stock, shares outstanding (in shares)	46,067,852	44,907,818
Treasury stock (in shares)	742,824	483,579